Financial instruments - Disclosure of financial assets and liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Measured at fair value
Disclosure of financial assets and liabilities [Line Items]
Financial assets	$ 22,659	$ 6,394
Financial liabilities	0	5,914
Measured at fair value | Forward exchange contracts
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities	0	2,927
Financial liabilities, at fair value	0	2,927
Measured at fair value | Interest rate swaps
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities	0	2,987
Financial liabilities, at fair value	0	2,987
Measured at fair value | Hedging instruments
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities	0	5,914
Measured at fair value | Hedging instruments | Forward exchange contracts
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities	0	2,927
Measured at fair value | Hedging instruments | Interest rate swaps
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities	0	2,987
Measured at fair value | Level 1 | Forward exchange contracts
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities, at fair value	0	0
Measured at fair value | Level 1 | Interest rate swaps
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities, at fair value	0	0
Measured at fair value | Level 2 | Forward exchange contracts
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities, at fair value	0	2,927
Measured at fair value | Level 2 | Interest rate swaps
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities, at fair value	0	2,987
Measured at fair value | Level 3 | Forward exchange contracts
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities, at fair value	0	0
Measured at fair value | Level 3 | Interest rate swaps
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities, at fair value	0	0
Measured at fair value | Interest rate swaps
Disclosure of financial assets and liabilities [Line Items]
Financial assets	22,315	6,392
Financial assets, at fair value	22,315	6,392
Measured at fair value | Interest rate swaps | Level 1
Disclosure of financial assets and liabilities [Line Items]
Financial assets, at fair value	0	0
Measured at fair value | Interest rate swaps | Level 2
Disclosure of financial assets and liabilities [Line Items]
Financial assets, at fair value	22,315	6,392
Measured at fair value | Interest rate swaps | Level 3
Disclosure of financial assets and liabilities [Line Items]
Financial assets, at fair value	0	0
Measured at fair value | Cap contracts
Disclosure of financial assets and liabilities [Line Items]
Financial assets	0	2
Financial assets, at fair value	0	2
Measured at fair value | Cap contracts | Level 1
Disclosure of financial assets and liabilities [Line Items]
Financial assets, at fair value	0	0
Measured at fair value | Cap contracts | Level 2
Disclosure of financial assets and liabilities [Line Items]
Financial assets, at fair value	0	2
Measured at fair value | Cap contracts | Level 3
Disclosure of financial assets and liabilities [Line Items]
Financial assets, at fair value	0	0
Measured at fair value | Commodity swap
Disclosure of financial assets and liabilities [Line Items]
Financial assets	344
Financial assets, at fair value	344
Measured at fair value | Commodity swap | Level 1
Disclosure of financial assets and liabilities [Line Items]
Financial assets, at fair value	0
Measured at fair value | Commodity swap | Level 2
Disclosure of financial assets and liabilities [Line Items]
Financial assets, at fair value	344
Measured at fair value | Commodity swap | Level 3
Disclosure of financial assets and liabilities [Line Items]
Financial assets, at fair value	0
Measured at fair value | Hedging instruments
Disclosure of financial assets and liabilities [Line Items]
Financial assets	22,659	6,394
Measured at fair value | Hedging instruments | Interest rate swaps
Disclosure of financial assets and liabilities [Line Items]
Financial assets	22,315	6,392
Measured at fair value | Hedging instruments | Cap contracts
Disclosure of financial assets and liabilities [Line Items]
Financial assets	0	2
Measured at fair value | Hedging instruments | Commodity swap
Disclosure of financial assets and liabilities [Line Items]
Financial assets	344
Not measured at fair value
Disclosure of financial assets and liabilities [Line Items]
Financial assets	529,190	415,416
Financial liabilities	2,145,417	1,789,002
Not measured at fair value | Secured bank loans
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities	1,672,370	1,205,148
Financial liabilities, at fair value	1,625,358	1,234,739
Not measured at fair value | Unsecured other notes
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities	197,223	263,920
Financial liabilities, at fair value	192,500	263,308
Not measured at fair value | Other borrowings
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities	122,061	204,061
Financial liabilities, at fair value	122,061	204,061
Not measured at fair value | Lease liabilities
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities	40,352	39,051
Financial liabilities, at fair value	38,550	36,913
Not measured at fair value | Trade and other payables
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities	112,960	76,319
Financial liabilities, at fair value	0	0
Not measured at fair value | Advances received on contracts
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities	451	503
Financial liabilities, at fair value	0	0
Not measured at fair value | Other financial liabilities
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities	2,145,417	1,789,002
Not measured at fair value | Other financial liabilities | Secured bank loans
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities	1,672,370	1,205,148
Not measured at fair value | Other financial liabilities | Unsecured other notes
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities	197,223	263,920
Not measured at fair value | Other financial liabilities | Other borrowings
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities	122,061	204,061
Not measured at fair value | Other financial liabilities | Lease liabilities
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities	40,352	39,051
Not measured at fair value | Other financial liabilities | Trade and other payables
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities	112,960	76,319
Not measured at fair value | Other financial liabilities | Advances received on contracts
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities	451	503
Not measured at fair value | Level 1 | Secured bank loans
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities, at fair value	0	0
Not measured at fair value | Level 1 | Unsecured other notes
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities, at fair value	192,500	68,722
Not measured at fair value | Level 1 | Other borrowings
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities, at fair value	0	0
Not measured at fair value | Level 1 | Lease liabilities
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities, at fair value	0	0
Not measured at fair value | Level 1 | Trade and other payables
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities, at fair value	0	0
Not measured at fair value | Level 1 | Advances received on contracts
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities, at fair value	0	0
Not measured at fair value | Level 2 | Secured bank loans
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities, at fair value	1,625,358	1,234,739
Not measured at fair value | Level 2 | Unsecured other notes
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities, at fair value	0	194,586
Not measured at fair value | Level 2 | Other borrowings
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities, at fair value	122,061	204,061
Not measured at fair value | Level 2 | Lease liabilities
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities, at fair value	38,550	36,913
Not measured at fair value | Level 2 | Trade and other payables
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities, at fair value	0	0
Not measured at fair value | Level 2 | Advances received on contracts
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities, at fair value	0	0
Not measured at fair value | Level 3 | Secured bank loans
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities, at fair value	0	0
Not measured at fair value | Level 3 | Unsecured other notes
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities, at fair value	0	0
Not measured at fair value | Level 3 | Other borrowings
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities, at fair value	0	0
Not measured at fair value | Level 3 | Lease liabilities
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities, at fair value	0	0
Not measured at fair value | Level 3 | Trade and other payables
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities, at fair value	0	0
Not measured at fair value | Level 3 | Advances received on contracts
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities, at fair value	0	0
Not measured at fair value | Non-current receivables
Disclosure of financial assets and liabilities [Line Items]
Financial assets	14,368	44,669
Financial assets, at fair value	14,368	42,150
Not measured at fair value | Non-current receivables | Level 1
Disclosure of financial assets and liabilities [Line Items]
Financial assets, at fair value	0	0
Not measured at fair value | Non-current receivables | Level 2
Disclosure of financial assets and liabilities [Line Items]
Financial assets, at fair value	0	0
Not measured at fair value | Non-current receivables | Level 3
Disclosure of financial assets and liabilities [Line Items]
Financial assets, at fair value	14,368	42,150
Not measured at fair value | Lease receivables
Disclosure of financial assets and liabilities [Line Items]
Financial assets	3,613	4,578
Financial assets, at fair value	2,939	3,816
Not measured at fair value | Lease receivables | Level 1
Disclosure of financial assets and liabilities [Line Items]
Financial assets, at fair value	0	0
Not measured at fair value | Lease receivables | Level 2
Disclosure of financial assets and liabilities [Line Items]
Financial assets, at fair value	2,939	3,816
Not measured at fair value | Lease receivables | Level 3
Disclosure of financial assets and liabilities [Line Items]
Financial assets, at fair value	0	0
Not measured at fair value | Trade and other receivables
Disclosure of financial assets and liabilities [Line Items]
Financial assets	233,989	213,641
Financial assets, at fair value	0	0
Not measured at fair value | Trade and other receivables | Level 1
Disclosure of financial assets and liabilities [Line Items]
Financial assets, at fair value	0	0
Not measured at fair value | Trade and other receivables | Level 2
Disclosure of financial assets and liabilities [Line Items]
Financial assets, at fair value	0	0
Not measured at fair value | Trade and other receivables | Level 3
Disclosure of financial assets and liabilities [Line Items]
Financial assets, at fair value	0	0
Not measured at fair value | Cash and cash equivalents
Disclosure of financial assets and liabilities [Line Items]
Financial assets	277,220	152,528
Financial assets, at fair value	0	0
Not measured at fair value | Cash and cash equivalents | Level 1
Disclosure of financial assets and liabilities [Line Items]
Financial assets, at fair value	0	0
Not measured at fair value | Cash and cash equivalents | Level 2
Disclosure of financial assets and liabilities [Line Items]
Financial assets, at fair value	0	0
Not measured at fair value | Cash and cash equivalents | Level 3
Disclosure of financial assets and liabilities [Line Items]
Financial assets, at fair value	0	0
Not measured at fair value | Financial assets at amortized cost
Disclosure of financial assets and liabilities [Line Items]
Financial assets	529,190	415,416
Not measured at fair value | Financial assets at amortized cost | Non-current receivables
Disclosure of financial assets and liabilities [Line Items]
Financial assets	14,368	44,669
Not measured at fair value | Financial assets at amortized cost | Lease receivables
Disclosure of financial assets and liabilities [Line Items]
Financial assets	3,613	4,578
Not measured at fair value | Financial assets at amortized cost | Trade and other receivables
Disclosure of financial assets and liabilities [Line Items]
Financial assets	233,989	213,641
Not measured at fair value | Financial assets at amortized cost | Cash and cash equivalents
Disclosure of financial assets and liabilities [Line Items]
Financial assets	$ 277,220	$ 152,528